Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GABELLI ETFS TRUST (the “Trust”)
Gabelli Equity Income ETF (the “Equity Income Fund”)
Supplement dated January 13, 2023
This supplement should be read in conjunction with your Prospectus and Statement of Additional Information and be retained for future reference.
On or about March 10, 2023, the following name change will be made to your Prospectus:

Current Name	New Name

Gabelli Equity Income ETF	Gabelli Commercial Aerospace and Defense Fund
As a result of this change, all references to the Current Name in your Prospectus will be deleted and replaced with the New Name. Accordingly, the Principal Investment Strategies and Investment Objectives sections will be updated with the following language:
The Fund will seek to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in securities in the aerospace and the defense sectors.
In addition, certain related risk factors and other disclosures will be updated in your Prospectus.

Gabelli Equity Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GABELLI ETFS TRUST (the “Trust”)
Gabelli Equity Income ETF (the “Equity Income Fund”)
Supplement dated January 13, 2023
This supplement should be read in conjunction with your Prospectus and Statement of Additional Information and be retained for future reference.
On or about March 10, 2023, the following name change will be made to your Prospectus:

Current Name	New Name

Gabelli Equity Income ETF	Gabelli Commercial Aerospace and Defense Fund
As a result of this change, all references to the Current Name in your Prospectus will be deleted and replaced with the New Name. Accordingly, the Principal Investment Strategies and Investment Objectives sections will be updated with the following language:
The Fund will seek to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in securities in the aerospace and the defense sectors.
In addition, certain related risk factors and other disclosures will be updated in your Prospectus.